Consolidated Statements of Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Consolidated Statements of Stockholders' Deficit
Adjustment to defined benefit plan liability, tax	$ 2,003	$ 1,898	$ (135)
Change in fair value of cash flow hedges, tax	624	597	373
Loss on termination of interest rate swaps, tax		$ 5,834